SUPPLEMENT TO THE
FIDELITY'S TARGETED
INTERNATIONAL EQUITY
FUNDS PROSPECTUS
DATED DECEMBER 30, 1995
The following information replaces the similar information found in the "Charter" section beginning on page P-21:
Shigeki Makino is vice president and manager of Japan Fund and Pacific Basin Fund, which he has managed since October 1994 and May 1996, respectively. Previously, he was an analyst. Mr. Makino joined Fidelity in 1990.
Thomas Sweeney is vice president and manager of Canada Fund, which he has managed since March 1996. Previously, he managed Capital Appreciation and Select Paper and Forest Products. Mr. Sweeney joined Fidelity in 1985. (small solid bullet) Fidelity International Investment Advisors (FIIA), in Pembroke, Bermuda, serves as a sub-adviser for all the funds. Currently, FIIA exercises discretionary management authority over Southeast Asia Fund, Hong Kong and China Fund, Japan Fund, and Pacific Basin Fund in its capacity as sub-adviser.
(small solid bullet) Fidelity International Investment Advisors (U.K.) Limited (FIIAL U.K.), in Kent, England, serves as a sub-adviser for all the funds. Currently, FIIAL U.K. exercises discretionary management authority over Europe Fund, France Fund, Germany Fund, Nordic Fund, and United Kingdom Fund in its capacity as sub-adviser.
(small solid bullet) Fidelity Investment Japan Ltd. (FIJ), in Tokyo, Japan serves as a sub-adviser for Hong Kong and China Fund, Japan Fund, Japan
Small Companies Fund, and Southeast Asia Fund.    Currently, FIJ exercises
discretionary management authority over Japan Small Companies Fund.
The following information supplements the section entitled "Securities and Investment Practices" beginning on page P-25:
       CASH MANAGEMENT.    A fund may invest in money market securities, in
a pooled account of repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
The following information replaces the similar information found in the "Sales Charge Reductions and Waivers" section on page P-38:
2. To shares in a Fidelity account purchased with the proceeds of a distribution from an employee benefit plan, provided that at the time of the distribution, the employer or its affiliate maintained a plan that both qualified for waiver (1) above and had at least some of its assets invested
in    Fidelity-managed products. (Distributions transferred to an IRA account must be transferred within 60 days from the date of the distribution. All other distributions must be transferred directly into a Fidelity account.)
FINANCIAL HIGHLIGHTS
The following information supplements the information set forth in the Prospectus. The tables report selected data of Fidelity France Fund, Fidelity Germany Fund, Fidelity Hong Kong and China Fund, Fidelity Japan Small Companies Fund, Fidelity Nordic Fund, and Fidelity United Kingdom Fund for a share outstanding throughout the periods November 1, 1995 (commencement of operations) to April 30, 1996 (Unaudited):
FRANCE
      NOVEMBER 1, 1995
      (COMMENCEMENT
      OF OPERATIONS) TO
      APRIL 30, 1996
      (UNAUDITED)




SELECTED PER-SHARE DATA                                             $ 10.00
Net asset value, beginning of period

Income from Investment Operations

 Net investment income (loss)                                       (.01) F

 Net realized and unrealized gain (loss)                            1.72

 Total from investment operations                                   1.71

Less Distributions                                                  (.04)
From net investment income

Redemption fees added to paid in capital                            .04

Net asset value, end of period                                      $ 11.71

TOTAL RETURN B, C                                                   17.56%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                             $ 7,396

Ratio of expenses to average net assets                             2.00% A, D

Ratio of net investment income (loss) to average net assets        (.16)% A

Portfolio turnover rate                                             42% A

Average commission rate E                                          $ .1879

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIODS SHOWN (SEE NOTE 7 OF NOTES TO FINANCIAL
STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING
THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
E A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER
SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS
AMOUNT MAY VARY
FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF
TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND
COMMISSION RATE STRUCTURES
MAY DIFFER.
F NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.


GERMANY
      NOVEMBER 1, 1995
      (COMMENCEMENT
      OF OPERATIONS) TO
      APRIL 30, 1996

SELECTED PER-SHARE DATA   (UNAUDITED)




Net asset value, beginning of period                    $ 10.00

Income from Investment Operations

 Net investment income (loss)                           (.03)

 Net realized and unrealized gain (loss)                .52

 Total from investment operations                       .49

Redemption fees added to paid in capital                 .02

Net asset value, end of period                           $ 10.51

TOTAL RETURN B, C                                        5.10%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                  $ 6,187

Ratio of expenses to average net assets                   2.00% A, D

Ratio of net investment income (loss) to average
net assets                                                (.77)% A

Portfolio turnover rate                                   74% A

Average commission rate E                                 $ .2294

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES
NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 7 OF NOTES
TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND
FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES
DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S
EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE
PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED.
THIS AMOUNT MAY VARY FROM PERIOD
TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES
EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND
COMMISSION RATE STRUCTURES MAY DIFFER.



HONG KONG AND CHINA
      NOVEMBER 1, 1995
      (COMMENCEMENT
      OF
      OPERATIONS) TO
      APRIL 30, 1996

      (UNAUDITED)




SELECTED PER-SHARE DATA                                    $ 10.00
Net asset value, beginning of period

Income from Investment Operations

 Net investment income                                     .17 F

 Net realized and unrealized gain (loss)                   .93

 Total from investment operations                          1.10

Less Distributions                                         (.01)
From net investment income

Redemption fees added to paid in capital                   .05

Net asset value, end of period                             $ 11.14

TOTAL RETURN B, C                                          11.51%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                    $ 75,261

Ratio of expenses to average net assets                    2.00% A,
                                                           D

Ratio of net investment income to average net assets       3.10% A

Portfolio turnover rate                                    96% A

Average commission rate E                                  $ .0066

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 7 OF NOTES TO
FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING
THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
E A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER
SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS
AMOUNT MAY VARY FROM
PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES
EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION
RATE STRUCTURES MAY
DIFFER.
F NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.



JAPAN SMALL COMPANIES
      NOVEMBER 1, 1995
      (COMMENCEMENT
      OF
      OPERATIONS) TO
      APRIL 30, 1996
      (UNAUDITED)

SELECTED PER-SHARE DATA




Net asset value, beginning of period                      $ 10.00

Income from Investment Operations

 Net investment income                                    .01 E

 Net realized and unrealized gain (loss)                  1.34

 Total from investment operations                         1.35

Redemption fees added to paid in capital                  .02

Net asset value, end of period                            $ 11.37

TOTAL RETURN B, C                                         13.70%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                   $ 149,051

Ratio of expenses to average net assets                   1.38% A

Ratio of net investment income to average net assets      .11% A

Portfolio turnover rate                                   51% A

Average commission rate D                                 $ .0576

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 7 OF NOTES TO
FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER
SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS
AMOUNT MAY VARY
FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF
TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND
COMMISSION RATE STRUCTURES
MAY DIFFER.
E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.



NORDIC
      NOVEMBER 1, 1995
      (COMMENCEMENT
      OF
      OPERATIONS) TO
      APRIL 30, 1996
      (UNAUDITED)

SELECTED PER-SHARE DATA




Net asset value, beginning of period                         $ 10.00

Income from Investment Operations

 Net investment income                                       .09

 Net realized and unrealized gain (loss)                     .70

 Total from investment operations                            .79

Redemption fees added to paid in capital                     .01

Net asset value, end of period                               $ 10.80

TOTAL RETURN B, C                                            8.00%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                      $ 7,908

Ratio of expenses to average net assets                      2.00% A,
                                                             D

Ratio of net investment income to average net assets         2.85% A

Portfolio turnover rate                                      75% A

Average commission rate E                                    $ .0514

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 7 OF NOTES TO
FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING
THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO
 WOULD HAVE BEEN HIGHER.
E A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER
SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS
AMOUNT MAY VARY FROM PERIOD
TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED
IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE
STRUCTURES MAY DIFFER.



UNITED KINGDOM
      NOVEMBER 1, 1995
      (COMMENCEMENT
      OF
      OPERATIONS) TO
      APRIL 30, 1996
      (UNAUDITED)

SELECTED PER-SHARE DATA




Net asset value, beginning of period                   $ 10.00

Income from Investment Operations

 Net investment income                                 .10

 Net realized and unrealized gain (loss)               .63

 Total from investment operations                      .73

Less Distributions                                     (.04)
From net investment income

 Redemption fees added to paid in capital              -

Net asset value, end of period                         $ 10.69

TOTAL RETURN B, C                                      7.33%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                $ 2,199

Ratio of expenses to average net assets                2.00% A,
                                                       D

Ratio of net investment income to average net assets   2.23% A

Portfolio turnover rate                                30% A

Average commission rate E                              $ .0082

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 7 OF NOTES TO
FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING
THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
E A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER
SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS
AMOUNT MAY VARY FROM PERIOD
TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED
IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE
STRUCTURES MAY DIFFER.



SUPPLEMENT TO THE FIDELITY'S TARGETED INTERNATIONAL EQUITY FUNDS
FIDELITY CANADA FUND, FIDELITY EMERGING MARKETS FUND, FIDELITY EUROPE FUND, FIDELITY EUROPE CAPITAL APPRECIATION FUND, FIDELITY FRANCE FUND, FIDELITY GERMANY FUND, FIDELITY HONG KONG AND CHINA FUND, FIDELITY JAPAN FUND, FIDELITY JAPAN SMALL COMPANIES FUND, FIDELITY LATIN AMERICA FUND, FIDELITY NORDIC FUND, FIDELITY PACIFIC BASIN FUND, FIDELITY SOUTHEAST ASIA FUND, FIDELITY UNITED KINGDOM FUND
FUNDS OF FIDELITY INVESTMENT TRUST
STATEMENT OF ADDITIONAL INFORMATION
DATED DECEMBER 30, 1995
The unaudited Financial Statements and Financial Highlights included in the SemiAnnual Report for Fidelity France Fund, Fidelity Germany Fund, Fidelity Hong Kong and China Fund, Fidelity Japan Small Companies Fund, Fidelity Nordic Fund, and Fidelity United Kingdom Fund for the period November 1, 1995 (commencement of operations) to April 30, 1996 are incorporated herein by reference.
   The following information replaces the similar information found in the "Investment Policies and Limitations" section for each fund:
The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain
securities issued by other open-end investment companies.    Limitations
(a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
The following information replaces the similar information found in the "Investment Policies and Limitations" section for France Fund, Germany Fund, Hong Kong and China Fund, Japan Small Companies Fund, Nordic Fund and United Kingdom Fund:
(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii) With respect to 75% of its total assets, the fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or
instrumentalities,    or securities of other investment companies    ) if,
as a result, the fund would hold more than 10% of the outstanding voting securities of that issuer.
   For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
The following infomation replaces the similar information found in the "Additional Purchase and Redemption Information" section on page 51:
(3) to shares in a Fidelity account purchased (including purchases by exchange) with the proceeds of a distribution from an employee benefit plan provided that: (i) at the time of the distribution, the employer, or an affiliate (as described in exemption (1) above) of such employer, maintained at least one employee benefit plan that qualified for exemption
(1) and that had at least some portion of its assets invested in one or more mutual funds advised by FMR, or in one or more accounts or pools advised by Fidelity Management Trust Company; and (ii) either (a) the distribution is transferred from the plan to a Fidelity IRA account within 60 days from the date of the distribution, or (b) the distribution is transferred directly from the plan into another Fidelity account;
The following information replaces the similar information found in the "Management Contracts" section on page 61:
Currently, FIIA exercises discretionary management authority over Southeast Asia Fund, Hong Kong and China Fund, Japan Fund, and Pacific Basin Fund in its capacity as sub-adviser. Currently, FIIAL U.K. exercises discretionary
management authority over Europe Fund,    France Fund, Germany Fund, Nordic
Fund, and United Kingdom Fund in its capacity as sub-adviser. Currently, FIJ exercises discretionary management authority over Japan Small Companies Fund in its capacity as sub-adviser.
The following information replaces the similar information found in the "Description of the Trust" section on page 64:
CUSTODIAN.    The     Chase Manhattan Bank,    4 Chase MetroTech Center,
Brooklyn,     New York, is custodian of the assets of Emerging Markets
Fund, Europe Fund, Europe Capital Appreciation Fund, Japan Fund, Pacific Basin Fund, and Southeast Asia Fund. Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts, is custodian of Canada Fund, France Fund, Germany Fund, Hong Kong and China Fund, Japan Small Companies Fund,
Latin America Fund, Nordic Fund, and United Kingdom Fund.    Each
custodian    is     responsible for the safekeeping of a fund's assets and
the appointment of any subcustodian banks and clearing agencies.    A
custodian takes no part in determining the investment policies of a fund or in deciding which securities are purchased or sold by a fund. However, a
fund may invest in obligations of    its     custodian and may purchase
securities from or sell securities to the custodian. The Bank of New York
and    The Chase Manhattan     Bank, each headquartered in New York, also
may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions.
AUDITOR. Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts serves as Canada Fund's, Emerging Markets Fund's, Europe Fund's, Japan Fund's, and Pacific Basin Fund's independent accountant. Price Waterhouse LLP, 160 Federal Street, Boston, Massachusetts serves as Europe Capital Appreciation Fund's, France Fund's, Germany Fund's, Hong Kong and China Fund's, Japan Small Companies Fund's, Latin America Fund's, Nordic Fund's, Southeast Asia Fund's, and United Kingdom Fund's independent accountant. The auditor examines financial statements for the funds and provides other audit, tax, and related services.
FIDELITY'S BROADLY DIVERSIFIED INTERNATIONAL EQUITY FUNDS
FIDELITY INTERNATIONAL GROWTH & INCOME FUND, FIDELITY DIVERSIFIED INTERNATIONAL FUND, FIDELITY INTERNATIONAL VALUE FUND,
FIDELITY OVERSEAS FUND AND, FIDELITY WORLDWIDE FUND
SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED DECEMBER 30, 1995

The following information replaces the similar information found in the "Investment Policies and Limitations" section found on page 3.
(vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
The following information replaces the similar information found in the "Investment Policies and Limitations" section found on page 4.
(vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
The following information replaces the similar information found in the "Investment Policies and Limitations" section found on page 5.
(vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
The following information replaces the similar information found in the "Investment Policies and Limitations" section found on page 7.
(vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
The following information replaces the similar information found in the "Investment Policies and Limitations" section found on page 8.
(viii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.